Shareholder Report, Holdings (Details)	May 31, 2024
C000190788 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190788 | 91 - 180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000190788 | 31 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000190788 | 8 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000190788 | 1 - 7 Days
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000190788 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000190788 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000190788 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000026165 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026165 | 91 - 180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026165 | 31 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000026165 | 8 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026165 | 1 - 7 Days
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000026165 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000026165 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000026165 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000157042 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157042 | 91 - 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157042 | 31 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000157042 | 8 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000157042 | 1 - 7 Days
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000157042 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000157042 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000157042 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000157043 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157043 | 91 - 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157043 | 31 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000157043 | 8 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000157043 | 1 - 7 Days
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000157043 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000157043 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000157043 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000157041 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157041 | 91 - 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157041 | 31 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000157041 | 8 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000157041 | 1 - 7 Days
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000157041 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000157041 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000157041 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000157044 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157044 | 91 - 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157044 | 31 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000157044 | 8 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000157044 | 1 - 7 Days
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000157044 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000157044 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000157044 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000026110 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026110 | 91 - 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026110 | 31 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000026110 | 8 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026110 | 1 - 7 Days
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000026110 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000026110 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000026110 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000026164 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026164 | 91 - 180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026164 | 31 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000026164 | 8 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026164 | 1 - 7 Days
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000026164 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000026164 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000026164 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000026108 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026108 | 91 - 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026108 | 31 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000026108 | 8 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026108 | 1 - 7 Days
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000026108 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000026108 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000026108 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000026109 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026109 | 91 - 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026109 | 31 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000026109 | 8 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026109 | 1 - 7 Days
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000026109 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000026109 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000026109 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	72.60%